Net Loss Per Share - Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	7,265,258	25,034,977	22,138,427	25,035,220	25,078,396	20,901,591
Options To Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	5,535,394	4,164,151	4,701,033	3,627,700	3,766,704	2,799,118
Stock Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	269,079	128,231	175,696	128,231	128,231	5,619